Earnings per share (Tables)	12 Months Ended
Jun. 30, 2024
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Summary of Earnings Per Share

	2024	2023	2022
Earnings attributable to BHP shareholders (US$M)
- Continuing operations	7,897	12,921	20,245
- Total	7,897	12,921	30,900
Weighted average number of shares (Million)
- Basic	5,068	5,064	5,061
- Diluted	5,077	5,073	5,071
Basic earnings per ordinary share (US cents)
- Continuing operations	155.8	255.2	400.0
- Total	155.8	255.2	610.6
Diluted earnings per ordinary share (US cents)
- Continuing operations	155.5	254.7	399.2
- Total	155.5	254.7	609.3
Headline earnings per ordinary share (US cents)
- Basic	195.9	256.1	439.0
- Diluted	195.6	255.7	438.1

Summary of Reconciliation of Earnings Attributable to Ordinary Shareholders
Headline earnings is a Johannesburg Stock Exchange defined performance measure and is reconciled from earnings attributable to ordinary shareholders as follows:

	2024	2023	2022
	US$M	US$M	US$M
Earnings attributable to BHP shareholders	7,897	12,921	30,900
Adjusted for:
(Gain)/loss on sales of property, plant and equipment, intangibles and investments	(29)	(9)	(95)
Impairments of property, plant and equipment and intangibles	3,905	75	515
Gain on disposal of subsidiaries and operations	(915)	–	(840)
Gain on merger of Petroleum	–	–	(8,167)
Tax effect of above adjustments	(928)	(17)	(97)

Subtotal of adjustments	2,033	49	(8,684)

Headline earnings	9,930	12,970	22,216

Diluted headline earnings	9,930	12,970	22,216